Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5.	Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31
	2022	2021
Land	$2,157	$2,376
Buildings	32,723	35,659
Machinery and equipment	34,396	35,349
Computer and software	20,590	28,189
Leasehold improvements	8,515	9,991
Capitalized software	28,784	17,031
Furniture and fixtures	3,812	3,604
Construction in progress(1)	1,423	7,654
	132,400	139,853
Accumulated depreciation and amortization	(87,325)	(89,704)
Property and equipment, net	$45,075	$50,149

(1)	Property construction-in-progress is stated at cost and not depreciated. The property would be transferred to its respective account within property, plant and equipment upon completion.

Depreciation and amortization expense associated with property and equipment was $11.0 million, $10.8 million and $9.1 million for the years ended December 31, 2022, 2021 and 2020, respectively.